LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of liabilities in respect of government grants [Abstract]
Schedule of Liabilities in Respect of Government Grants
	2020	2019

Balance on January 1,	$3,362	$3,886
Grants received	320	493
Royalties paid	(22)	(44)
BIRD repayment	-	(546)
Amounts recorded in profit or loss	106	(427)

Balance on December 31,	$3,766	$3,362